Secured Investor Certificates (Tables)	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Secured Investor Certificates Maturity Schedule

2017	$ 2,803,000
2018	4,116,000
2019	2,333,000
2020	4,058,000
2021	1,928,000
Thereafter	12,686,000

Totals	$27,924,000